ACOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Israeli government authorities	$ 16	$ 11
Prepaid expenses	4	0
Accounts Receivable, Net, Current, Total	$ 20	$ 11